Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2022
Related party transactions [abstract]
Summary of information about key management personnel	The following tables summarize remuneration of directors, key executives with strategic responsibilities:

	For the years ended December 31,

(Euro thousands)	2022	2021	2020

Short-term employee benefits (1)	3,320	2,218	1,425
Employee share-based compensation	4,680	4,876	3,751

Total	8,000	7,094	5,176

(1)	Includes corporate bodies fees, consultancy fees and personnel compensation.

Summary of transactions between related parties
Transactions with related parties
In addition to the transactions and balances detailed elsewhere in these financial statements, the Group had the following material transactions with related parties during the year:

	For the years ended December 31,

(Euro thousands)	2022	2021	2020

(i) Proceeds of shareholder loan
Fosun International Limited (1)	66,531	79,684	27,238
Shanghai Fosun High Technology (Group) Co., Ltd .(2)	5,853	4,510	—
Shanghai Fosun High Technology Group Finance Co., Ltd. (2)	4,053	1,518	—

Total proceeds of shareholder loan	76,437	85,712	27,238

(ii) Repayments of shareholder loan
Fosun International Limited	106,418	42,642	34,392
Shanghai Fosun High Technology Group Finance Co., Ltd.	1,691	77	—
Shanghai Fosun High Technology (Group) Co., Ltd.	177	385	3,214

Total repayments of shareholder loan	108,286	43,104	37,606

(iii) Interest expenses
Fosun International Limited	8,355	3,754	1,185
Shanghai Fosun High Technology (Group) Co., Ltd.	762	79	—
Shanghai Fosun High Technology Group Finance Co., Ltd.	248	25	—

Total interest expenses	9,365	3,858	1,185

(iv) Rental expenses
Shanghai Fosun Bund Property Co., Ltd. (3)	1,201	371	—

(v) Consulting expenses
Shanghai Fosun High Technology (Group) Co., Ltd.	—	263	—

(vi) Payments on behalf of the Group
Shanghai Fosun High Technology (Group) Co., Ltd.	139	147	—

Balances with related parties

	At December 31,

(Euro thousands)	2022	2021

(i) Borrowings
Shanghai Fosun High Technology (Group) Co., Ltd.	10,363	4,687
Shanghai Fosun High Technology Group Finance Co., Ltd.	3,803	1,441
Fosun International Limited	—	39,887

Total borrowings	14,166	46,015

(ii) Other current liabilities
Shanghai Fosun High Technology (Group) Co., Ltd.	1,216	542
Shanghai Fosun Bund Property Co., Ltd.	770	—
Fosun International Limited	26	4,514
Shanghai Fosun High Technology Group Finance Co., Ltd.	8	3

Total other current liabilities	2,020	5,059

(iii) Other current assets
Fosun International Limited	263	—

Notes:

(1)	A shareholder of the Group.
(2)	Subsidiaries of Fosun International Limited.
(3)	Joint venture of Fosun International Limited.